Document and Entity Information	3 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	GULFSLOPE ENERGY, INC.
Entity Central Index Key	0001341726
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company